Employee Benefit Plans - Schedule of Components of Net Periodic Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	$ 37	$ 18
Interest cost	51	34
Expected return on plan assets	(81)	(46)
Amortization of prior service credit	0	0
Amortization of net actuarial loss (gain)	12	14
Curtailment / settlement loss (gain)	(45)	(26)
Net periodic cost (benefit)	(26)	(6)
Other Postretirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Service cost	2	2
Interest cost	6	5
Expected return on plan assets	0	0
Amortization of prior service credit	(3)	(2)
Amortization of net actuarial loss (gain)	(2)	0
Curtailment / settlement loss (gain)	2	(2)
Net periodic cost (benefit)	$ 5	$ 3